Non-controlling Interests	12 Months Ended
Dec. 31, 2024
Non-controlling Interests
Non-controlling Interests

Note 18 – Non-controlling Interests

A reconciliation of non-controlling interest as of December 31, 2024 and 2023 is as follows:

	December 31,	December 31,
	2024	2023
Beginning balance	$(2,712,752)	$(2,148,964)
Proportionate shares of net loss	(323,515)	(565,301)
Foreign currency translation adjustment	4,592	1,513
Total	$(3,031,675)	$(2,712,752)

As of December 31, 2024 and 2023, the non-controlling interests balance represents the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen Yimao.